SCHEDULE OF BUSINESS COMBINATION OWNERSHIP STRUCTURE (Details) - shares	Mar. 27, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Number of Ordinary Shares	31,709,747	911,885
Ownership percentage	100.00%
TWOA shareholders [member]
IfrsStatementLineItems [Line Items]
Number of Ordinary Shares	3,897,747
Ownership percentage	12.30%
Legacy LLP equity holders [member]
IfrsStatementLineItems [Line Items]
Number of Ordinary Shares	26,312,000
Ownership percentage	83.00%
PIPE investor [member]
IfrsStatementLineItems [Line Items]
Number of Ordinary Shares	1,500,000
Ownership percentage	4.70%